Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable [Abstract]
Payables to suppliers of media and entertainment services	$ 2,386	$ 8,628
Other	1,254	754
Accounts payable	$ 3,640	$ 9,382